INVENTORY	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
INVENTORY	INVENTORY

In thousands of euro	2021	2020
Raw materials, consumables and others	21,776	11,820
Inventory write-downs	(1,471)	—
Inventory	20,305	11,820

Movements in the inventory write-downs are as follows:

In thousands of euro	2021	2020	2019
Inventory write-downs - opening balance	—	—	—
Charges to the statement of profit or (loss)	1,471	—	—
Deductions / Releases	—	—	—
Inventory write-downs - closing balance	1,471	—	—